As filed with the Securities and Exchange Commission on December 21, 2001

                                            1933 Act Registration No.: 333-36316
                                            1940 Act Registration No.: 811-08517

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                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]


                        POST-EFFECTIVE AMENDMENT NO. 5                      [X]



        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]


                            AMENDMENT NO. 26                             [X]



                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                          (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801

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             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (219)455-2000

                         Elizabeth A. Frederick, Esq.
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                             Post Office Box 1110
                          Fort Wayne, Indiana  46802

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                   (Name and Address of Agent for Service)

                                   Copy to:
                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                             Post Office Box 1110
                          Fort Wayne, Indiana  46802


                   Title of securities being registered:
 Interests in a separate account under individual flexible premium deferred variable annuity contracts.

It is proposed that this filing will become effective:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485

/ / on _______________ pursuant to paragraph (b)


/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on _______________ pursuant to paragraph (a)(1) of Rule 485

                  SUPPLEMENT DATED DECEMBER 21, 2001, TO THE

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

            Lincoln ChoicePlus II Prospectus Dated August 17, 2001 Lincoln ChoicePlus II Access Prospectus Dated August 17, 2001
         Lincoln ChoicePlus II Bonus Prospectus Dated August 17, 2001
        Lincoln ChoicePlus II Advance Prospectus Dated August 31, 2001
                Lincoln ChoicePlus Prospectus Dated May 1, 2001
            Lincoln ChoicePlus Access Prospectus Dated May 1, 2001
             Lincoln ChoicePlus Bonus Prospectus Dated May 1, 2001

The following will be inserted immediately prior to General death benefit information:

Accumulated Benefit Enhancement Death Benefit


In addition to the death benefit offered under the contract, we also provide to contractowners of non-qualified contracts an Accumulated Benefit Enhancement
(ABE) Death Benefit option, if requested at the time of application, at no additional charge. The ABE Death Benefit is available if you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with Lincoln Life to purchase the contract and the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender. All contractowners (all references to contractowner includes joint owners, if any) and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit and must have been an owner(s) or annuitant of the prior contract(s). Prior contracts with loans or collateral assignments are not eligible for this benefit.


Upon contract issue, the contractowner must also select one of the following death benefit options offered under the contract: the Enhanced Guaranteed Minimum Death Benefit (EGMDB), 5% step-up death benefit (if available), Estate Enhancement Benefit (EEB), or the 5% step-up EEB (if available). Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit.

Any death benefit will be paid in the manner defined within the contract (see the discussions on death benefits before the annuity commencement date and general death benefit information in the Prospectus).


Upon the death of any contractowner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount (see below), minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.


The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by Lincoln Life. However, Lincoln Life will impose a limit on the prior contract's death benefit equal to the lesser of:

     1)  140% of the prior contract's cash value; or
     2)  the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value received by Lincoln Life is less than 95% of the documented cash value from the prior carrier, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For this ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior carrier(s) must be provided to Lincoln Life at the time of the application. Lincoln Life will only accept these amounts in a format provided by the prior carrier. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior carrier.

If more than one annuity contract is exchanged to Lincoln Life, the ABE Death Benefit will be calculated for each prior contract separately, and then added together to determine the total ABE Death Benefit.


The ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by Lincoln Life for payment if the contractowner or annuitant on the contract has been changed after the contract is issued (unless the change occurred because of the death of a contractowner or annuitant). If any contractowner or annuitant is changed due to a death and the new contractowner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner or annuitant will be equal to the contract value as of the date the death claim is approved by Lincoln Life for payment.


This ABE Death Benefit will terminate on the earliest of:
     (1) the valuation date the selected death benefit option of the contract is changed;
     (2)  the annuity commencement date;
     (3)  the effective date of the Income4Life(SM) solution.

It is important to realize that this ABE Death Benefit will in many cases be less than the death benefit from your prior carrier. This is always true in the first year, when only 75% of the Enhancement Amount is available.

The ABE Death Benefit may not be available in all states. Please check with your investment representative regarding availability.

                            PART A -- PROSPECTUSES
             CHOICEPLUS II ACCESS INCORPORATED HEREIN BY REFERENCE
                       TO POST-EFFECTIVE AMENDMENT NO. 4
                         FILED ON AUGUST 8, 2001.


              CHOICEPLUS ACCESS INCORPORATED HEREIN BY REFERENCE
                       TO POST-EFFECTIVE AMENDMENT NO. 1
                             FILED ON MAY 1, 2001.

                PART B -- STATEMENTS OF ADDITIONAL INFORMATION
                     (INCLUDING ALL FINANCIAL STATEMENTS)
             CHOICEPLUS II ACCESS INCORPORATED HEREIN BY REFERENCE
                       TO POST-EFFECTIVE AMENDMENT NO. 4
                           FILED ON AUGUST 8, 2001.


              CHOICEPLUS ACCESS INCORPORATED HEREIN BY REFERENCE
                       TO POST-EFFECTIVE AMENDMENT NO. 1
                             FILED ON MAY 1, 2001.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

  (a) List of Financial Statements

      1. Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

      2. Part B The following financial statements for the Variable Account are included in Part B of this Registration Statement:

         Statement of Assets and Liability -- December 31, 2000
         Statement of Operations -- Year ended December 31, 2000
         Statements of Changes in Net Assets -- Years ended December 31, 2000 and 1999
         Notes to Financial Statements -- December 31, 2000
         Report of Ernst & Young LLP, Independent Auditors

      3. Part B The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

         Balance Sheets--Statutory-Basis--December 31, 2000 and 1999

         Statements of Operations--Statutory-Basis--Years ended December 31, 2000, 1999 and 1998

         Statements of Changes in Capital and Surplus--Statutory-Basis--Years ended December 31, 2000, 1999 and 1998

         Statements of Cash Flows--Statutory-Basis--Years ended December 31, 2000, 1999 and 1998

         Notes to Statutory-Basis Financial Statements--December 31, 2000

         Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 24, 1997.

(2)    None.

(3)(a) Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on April 29, 1999.

   (c) Amendment to Schedule A of Selling Group dated February 14, 2000 is incorporated herein by reference to Post-Effective Amendment No. 5 (333-40937) filed on April 19, 2000.


   (d) Wholesaling Agreement between Lincoln National Life Insurance Company and Delaware Management Holdings is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.


   (e) Form of Amendment to Wholesaling Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 (333-40937) filed on April 19, 2000.

   (f) Form of Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 6 (333-40937) filed on April 12, 2001.

(4)(a) ChoicePlus Access Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 (333-35316) filed July 19, 2000.

   (b) ChoicePlus Access Estate Enhancement Benefit Rider is incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-4 (333-40937) filed on April 12, 2001.


   (c) ChoicePlus Access and ChoicePlus II Access Income4Life Solution (IRA) Rider is incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-4 (333-40937) filed on April 12, 2001.

   (d) ChoicePlus Access and ChoicePlus II Access Income4Life Solution (NQ) Rider is incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-4 (333-40937) filed on April 12, 2001.

   (e) ChoicePlus II Access Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 4 (file No. 333-36316) filed on August 8, 2001.

   (f) ChoicePlus II Access Annuity Payment Option Rider is incorporated herein by reference to Post-Effective Amendment No. 4 (file No. 333-36316) filed on August 8, 2001.

   (g) ChoicePlus II Access Interest Adjusted Fixed Account Rider is incorporated herein by reference to Post-Effective Amendment No. 4 (file No. 333-36316) filed on August 8, 2001.

   (h) ChoicePlus II Access 1% Step-up Death Benefit Rider is incorporated herein by reference to Post-Effective Amendment No. 4 (file No. 333-36316) filed on August 8, 2001.

   (i) ChoicePlus II Access Estate Enhancement Benefit Rider is incorporated herein by reference to Post-Effective Amendment No. 4 (file No. 333-36316) filed on August 8, 2001.


   (j) ChoicePlus II Access 1% Estate Enhancement Benefit Rider (file No. 333-36316) is incorporated herein by reference to Post-Effective Amendment No. 4 filed on August 8, 2001.



(5)(a) ChoicePlus Access Application is incorporated herein by reference to Pre-Effective Amendment No. 1 (333-36316) filed July 19, 2000.


   (b) ChoicePlus II Access Application is incorporated herein by reference to Post-Effective Amendment No. 4 (file No. 333-36316) filed on August 8, 2001.


(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Agreements and Amendments between The Lincoln National Life Insurance Company and:

          (i) Form of AIM Variable Insurance Funds, Inc. is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (ii) Form of Deutsche Asset Management VIT Funds is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (iii) Form of Delaware Group Premium Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (iv) Liberty Variable Investment Trust is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

          (v) Form of Lincoln National Bond Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (vi) Form of Lincoln National Money Market Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (vii) Form of Fidelity Variable Insurance Products Fund is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (viii) Form of MFS-Registered Trademark--Variable Insurance Trust is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (ix) Form of American Variable Insurance Series is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (x) Form of Alliance FPA is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (xi) Form of Franklin Templeton FPA is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (xii) Form of Lincoln National Aggressive Growth Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (xiii) Form of Lincoln National Capital Appreciation Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (xiv) Form of Lincoln National Global Asset Allocation Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (xv) Form of Lincoln National International Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (xvi) Form of Lincoln National Social Awareness Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (xvii) Form of Neuberger Berman Advisers Management Trust is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (xviii) Form of Putnam Variable Insurance Trust is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

          (xix) Form of Janus Aspen Series is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

   (b) Service agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the registration statement of Lincoln National Growth & Income Fund, Form N-1A 2-80741,
       Amendment No. 21 filed on April 10, 2000.

(9) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued is incorporated herein by reference to Post-Effective Amendment No. 3 filed on June 15, 2001.

(10)   Consent of Ernst & Young LLP, Independent Auditors.

(11)   Not applicable.

(12)   Not applicable.


(13) Schedule for Computation for Performance Quotations is incorporated herein by reference to Pre-Effective Amendment No. 1 (333-36316) filed July 19, 2000.


(14)   Not applicable.

(15)   Other Exhibits:

                (a) Organizational Chart of the Lincoln National Insurance
                      Holding Company System is incorporated herein by reference to Post-Effective Amendment No. 10 (file No. 333-40937) filed on December 20, 2001.



                (b) Books and Records Report is incorporated by reference to
                      Post-Effective Amendment No. 1 filed April 17, 2001.


(16) Power of Attorney is incorporated herein by reference to Post-Effective Amendment. No. 4 filed on August 8, 2001.


Item 25.

Name                            Positions and Offices with Depositor
----                            ------------------------------------

Jon A. Boscia**                 President and Director
Lorry J. Stensrud*              Chief Executive Officer of Annuities,
                                Executive Vice President, and Director
John H. Gotta***                Chief Executive Officer of Life Insurance,
                                Executive Vice President, and Director
Gary W. Parker***               Senior Vice President
See Yeng Quek****               Chief Investment Officer and Director
Charles E. Haldeman, Jr.****    Director
Cynthia A. Rose*                Secretary and Assistant Vice President
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Janet Chrzan*                   Senior Vice President, Chief Financial Officer
                                and Director
Barbara S. Kowalczyk**          Director
Elizabeth Frederick*            Senior Vice President and General Counsel
Diane Dillman*                  Director of Annuities Compliance
Christine Frederick****         Director of Life Compliance


* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

***     Principal business address is 350 Church Street, Hartford, CT 06103
**** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 15(a): Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                          NUMBER OF CONTRACTOWNERS

     As of November 30, 2001, there were 20,127 Contract Owners under Account
     N.


Item 28.                       Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.


     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln Life Variable Annuity Account W; Lincoln National Variable Annuity Account 53.


     (b) See Item 25.

     (c) Commissions and other compensations received by The Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account N during the fiscal year which ended December 31, 2000.

       (1)                    (2)           (3)         (4)            (5)

                           Discounts   Compensation
Name of Principal             and          on          Brokerage        Net
  Underwriter             Commissions   Redemption    Commissions   Underwriting
------------------        ------------  -----------  -------------  ------------
The Lincoln National
Life Insurance Company       None        $713,229        None        $8,966,683

Item 30.  Location of Accounts and Records

See Exhibit 15(b): Books and Records Report

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                  SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 21st day of December, 2001.


                              LINCOLN LIFE VARIABLE ANNUITY
                              Account N -- Lincoln ChoicePlus II Access
                              (Registrant)


                              By: /s/ Ronald L. Stopher
                                  -------------------------------
                                  Ronald L. Stopher
                                  Vice President, The Lincoln National Life
                                  Insurance Company



                              By: THE LINCOLN NATIONAL LIFE
                                  INSURANCE COMPANY
                                  (Depositor)


                              By: /s/ Jeffrey K. Dellinger
                                  -------------------------------
                                  Jeffrey K. Dellinger
                                  (Signature-Officer of Depositor)
                                  Vice President, The Lincoln National
                                  Life Insurance Company
                                  (Title)


(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed for the Depositor by the following persons in the capacities and on the dates indicated.

Signature                                 Title                                Date
----------                                -----                                ----

* /s/ Jon A. Boscia                  President and Director                 December 21, 2001
---------------------------------    (Principal Executive Officer)
Jon A. Boscia

* /s/ Lorry J. Stensrud              Executive Vice President,              December 21, 2001
---------------------------------    Chief Executive Officer of Annuities,
Lorry J. Stensrud                    and Director

* /s/ Janet Chrzan                   Senior Vice President, Chief           December 21, 2001
---------------------------------    Financial Officer and Director
Janet Chrzan                         (Principal Accounting Officer and
                                     Principal Financial Officer)
* /s/ John H. Gotta                  Executive Vice President,              December 21, 2001
---------------------------------    Chief Executive Officer of Life
John H. Gotta                        Insurance, and Director


* /s/ Richard C. Vaughan             Director                               December 21, 2001
---------------------------------
Richard C. Vaughan

* /s/ Charles E. Haldeman, Jr.       Director                               December 21, 2001
---------------------------------
Charles E. Haldeman, Jr.

* /s/ See Yeng Quek                  Chief Investment Officer and           December 21, 2001
---------------------------------    Director
See Yeng Quek

                                     Director                               December   , 2001
---------------------------------
Barbara S. Kowalczyk

* /s/ Ronald L. Stopher, Pursuant to a Power of Attorney filed with Post-Effective Amendment No. 9
----------------------   (File No. 333-40937).
Ronald L. Stopher